Note 8 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	Prepaid expenses and other assets

	As at December 31,
	2020	2019

Prepaid expenses	$35,956	$42,826
Advisor loans receivable	18,571	18,448
Investments in equity securities	3,918	10,788
Investments in debt securities	12,525	1,862
Deferred Purchase Price (notes 16, 25)	87,957	69,873
Other	18,853	1,374

Prepaid and other assets (Current Assets)	$177,780	$145,171

	As at December 31,
	2020	2019

Advisor loans receivable	$42,900	$48,283
Equity method investments	11,154	5,926
Investments in equity securities	5,261	5,565
Investments in debt securities	3,948	4,189
Financing fees, net of accumulated amortization of $4,956 (December 31, 2019 - $3,632)	3,751	4,469
Other	7,341	1,078

Other assets (Non-Current Assets)	$74,355	$69,510

Held to maturity investments
Investments in debt securities include held-to-maturity investments current
$2,585
and non-current
$3,948,
both of which are recorded at amortized cost. The amortized cost (carrying value) of these investments approximated fair value. At
December 31, 2020,
all of these investments mature within
10
years.

Investments in equity securities
Investments in equity securities (current) include
$3,847
(
2019
-
$3,887
) recorded at fair value (see note
25
). The remainder of current and non-current investments in equity securities are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices.